Business acquisition - Schedule of allocation of the purchase price as of the date of kuayue express acquisition (Detail) $ in Thousands		12 Months Ended
	Aug. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Summary of purchase price as of the date of acquisition is comprised [Line Items]
Issuance of ordinary shares of Jingdong Express		¥ 115,856,000	$ 17,756
Kuayue Express [Member]
Summary of purchase price as of the date of acquisition is comprised [Line Items]
Cash	¥ 2,850,000,000
Issuance of ordinary shares of Jingdong Express	115,856,000
Total	¥ 2,965,856,000